Financial instruments and financial risk management (Detail Textuals 1) - Peru - Interest rate risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate for loans and notes payable	5.58%	4.26%
Variable in Interest rate	1.00%	1.00%
Increase (Decrease) in Net Loss	$ 690	$ 486